SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)		3 Months Ended
	Jan. 09, 2024	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023
Accounting Policies [Abstract]
Reverse stock split	1-for-75,000 reverse split
Allowance for credit losses		$ 122,190		$ 270,000
Accounts receivable		14,649,930		13,305,254
Goodwill impairment amount		0	$ 0
Advertising and marketing expense		82,051	$ 83,223
Uncertain tax positions		0		0
Accumulated deficit		$ 69,118,853		$ 68,684,115